Finance Receivables And Loans, Net (Allowance For Credit Losses On Financing Receivables) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for Loan, Lease, and Other Losses	$ (329)	$ (161)
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, Beginning balance	1,503	1,873
Charge-offs	(776)	(880)
Recoveries	302	327
Allowance for Loan and Lease Losses, Provision for Loss, Net	(474)	(553)
Provision for Other Losses	(188)	22
Allowance for loan losses, Ending Balance	1,170	1,503
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for loan losses, Individually evaluated for impairment	228	240
Allowance for loan losses, Collectively evaluated for impairment	939	1,253
Allowance for loan losses, Loans acquired with deteriorated credit quality	3	10
Finance receivables and loans, net	99,055	113,920
Financing Receivable, Individually Evaluated for Impairment	2,671	1,139
Financing receivable, Collectively evaluated for impairment	96,354	112,693
Financing receivable, Loans acquired with deteriorated credit quality	30	88
Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for Loan, Lease, and Other Losses	(257)	(102)
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, Beginning balance	766	970
Charge-offs	(616)	(580)
Recoveries	247	259
Allowance for Loan and Lease Losses, Provision for Loss, Net	(369)	(321)
Provision for Other Losses	(79)	15
Allowance for loan losses, Ending Balance	575	766
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for loan losses, Individually evaluated for impairment	16	7
Allowance for loan losses, Collectively evaluated for impairment	556	749
Allowance for loan losses, Loans acquired with deteriorated credit quality	3	10
Finance receivables and loans, net	53,715	63,459
Financing Receivable, Individually Evaluated for Impairment	260	69
Financing receivable, Collectively evaluated for impairment	53,425	63,302
Financing receivable, Loans acquired with deteriorated credit quality	30	88
Residential Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for Loan, Lease, and Other Losses	(86)	(126)
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, Beginning balance	516	580
Charge-offs	(149)	(210)
Recoveries	11	17
Allowance for Loan and Lease Losses, Provision for Loss, Net	(138)	(193)
Provision for Other Losses	(12)	3
Allowance for loan losses, Ending Balance	452	516
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for loan losses, Individually evaluated for impairment	186	172
Allowance for loan losses, Collectively evaluated for impairment	266	344
Allowance for loan losses, Loans acquired with deteriorated credit quality	0	0
Finance receivables and loans, net	9,821	9,993
Financing Receivable, Individually Evaluated for Impairment	873	606
Financing receivable, Collectively evaluated for impairment	8,948	9,387
Financing receivable, Loans acquired with deteriorated credit quality	0	0
Commercial Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for Loan, Lease, and Other Losses	14	67
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for loan losses, Beginning balance	221	323
Charge-offs	(11)	(90)
Recoveries	44	51
Allowance for Loan and Lease Losses, Provision for Loss, Net	33	(39)
Provision for Other Losses	(97)	4
Allowance for loan losses, Ending Balance	143	221
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for loan losses, Individually evaluated for impairment	26	61
Allowance for loan losses, Collectively evaluated for impairment	117	160
Allowance for loan losses, Loans acquired with deteriorated credit quality	0	0
Finance receivables and loans, net	35,519	40,468
Financing Receivable, Individually Evaluated for Impairment	1,538	464
Financing receivable, Collectively evaluated for impairment	33,981	40,004
Financing receivable, Loans acquired with deteriorated credit quality	0	0
Domestic [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Charge-offs	(595)	(667)
Recoveries	193	227
Domestic [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Charge-offs	(438)	(435)
Recoveries	171	186
Domestic [Member] | Residential Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Charge-offs	(149)	(205)
Recoveries	11	16
Domestic [Member] | Commercial Loan [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Charge-offs	(8)	(27)
Recoveries	11	25
Foreign [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Charge-offs	(181)	(213)
Recoveries	109	100
Foreign [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Charge-offs	(178)	(145)
Recoveries	76	73
Foreign [Member] | Residential Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Charge-offs	0	(5)
Recoveries	0	1
Foreign [Member] | Commercial Loan [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Charge-offs	(3)	(63)
Recoveries	33	26
Segment, Discontinued Operations [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for Loan, Lease, and Other Losses	$ (65)	$ (58)